Claims Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Claims Payable
Claims Payable

9.Claims Payable

The following table is a summary of claims activity for the period presented:

$’000
Balance at January 1, 2022	24,628
Claims expense	247,552
Claims paid	(233,015)
Adjustment, net	—
Balance at March 31, 2022	39,165

The increase in claims expense during the three months ended March 31, 2022 is primarily attributable to the expansion of our value-based care offerings in the United States.

23.Claims Payable

The following table is a summary of claims activity for the periods presented:

$’000
Balance at January 1, 2020	—
Claims expense	24,146
Claims paid	(21,137)
Adjustment, net	881
Balance at December 31, 2020	3,890
Balance at January 1, 2021	3,890
Claims expense	216,791
Claims paid	(196,053)
Adjustment, net	—
Balance at December 31, 2021	24,628